SUPPLEMENTAL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplemental Disclosures [Abstract]
Disclosure of detailed information about changes in non-cash working capital

($000s)	2018	2017	2016
Changes in non-cash working capital items:
Accounts receivable	$8,717	$(6,445)	$18,034
Loans receivable	—	15,000	—
Deposits and prepaid expenses	193	1,496	2,925
Accounts payable and accrued liabilities	(10,958)	(3,578)	(32,127)
Total	$(2,048)	$6,473	$(11,168)
Changes related to:
Operating activities	$16,692	$(272)	$(443)
Financing activities	(6,371)	16,353	601
Investing activities	(12,369)	(9,608)	(11,326)
Total	$(2,048)	$6,473	$(11,168)

Disclosure of detailed information for employee compensation costs
Total employee compensation costs included in total production and general administrative expenses in the Statements of Profit (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016 are detailed in the following table:

($000s)	2018	2017	2016
Production	$7,169	$7,860	$8,360
General and administrative (1)	13,399	19,274	11,616
Employee compensation	$20,568	$27,134	$19,976

(1) Amount shown is net of capitalization.